As filed with the U.S. Securities and Exchange Commission on January 12, 2018

File No. 002-73948

File No. 811-03258

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X	]
Pre-Effective Amendment No. __	[	]
Post-Effective Amendment No. 221	[X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X	]

Amendment No. 222

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX        78746

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code     (512) 306-7400

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One

Austin, TX        78746

(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8048

It is proposed that this filing will become effective (check appropriate box):

  X   immediately upon filing pursuant to paragraph (b)

         on [Date] pursuant to paragraph (b)

         60 days after filing pursuant to paragraph (a)(1)

         on [Date] pursuant to paragraph (a)(1)

         75 days after filing pursuant to paragraph (a)(2)

         on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 221/222 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 12th day of January, 2018.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)
By:	/s/ Catherine L. Newell *
Catherine L. Newell, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 221/222 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David G. Booth* David G. Booth	Director and Chairman	January 12, 2018

/s/ Gerard K. O’Reilly* Gerard K. O’Reilly	Co-Chief Executive Officer and Chief Investment Officer	January 12, 2018

/s/ David P. Butler* David P. Butler	Co-Chief Executive Officer	January 12, 2018

/s/ Gregory K. Hinkle* Gregory K. Hinkle	Chief Financial Officer, Treasurer and Vice President	January 12, 2018

/s/ George M. Constantinides* George M. Constantinides	Director	January 12, 2018

/s/ Douglas W. Diamond* Douglas W. Diamond	Director	January 12, 2018

/s/ Roger G. Ibbotson* Roger G. Ibbotson	Director	January 12, 2018

/s/ Edward P. Lazear* Edward P. Lazear	Director	January 12, 2018

/s/ Myron S. Scholes* Myron S. Scholes	Director	January 12, 2018

/s/ Abbie J. Smith* Abbie J. Smith	Director	January 12, 2018

* By:	/s/ Carolyn L. O
Carolyn L. O
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase